Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash received equity method investments	€ 178.7	€ 168.0	[1]	€ 128.1
Funding provided for tooling equity method investment
Additions related to non-cash transfers	€ 33.8	€ 69.2		€ 203.7

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, depreciation of right-of-use assets, amortization of underwriting commissions and discount related to the bonds and credit facility.